INVESTMENTS, DEBT AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets
The Company holds the following investments and derivatives assets as of December 31:

	Carrying value
	2022	2021

At fair value
Other investments	58	37
	58	37

At amortized cost
Security deposits and cash collateral	63	49
Other investments	70	99
	133	148

Total investments and derivatives	191	185
Non-current	71	99
Current	120	86

Schedule of financial liabilities
The Company holds the following outstanding debt and derivatives liabilities as of December 31:

	Carrying value
	2022	2021

At fair value
Derivatives not designated as hedges	—	4
Derivatives designated as net investment hedges	—	4
	—	8

At amortized cost
Principal amount outstanding	6,670	7,595
Interest accrued	102	86
Discounts, unamortized fees, hedge basis adjustment	(8)	(15)
Bank loans and bonds	6,764	7,666

Lease liabilities	806	2,667
Put-option liability over non-controlling interest	—	16
Other financial liabilities	610	289
	8,180	10,638

Total debt and derivatives	8,180	10,646
Non-current	5,336	9,404
Current	2,844	1,242

Schedule of principal amounts outstanding for interest-bearing loans and bonds	The Company had the following principal amounts outstanding for interest-bearing loans and bonds at December 31:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2022	2021

VEON Holdings B.V.	Notes	PJSC VimpelCom	USD	7.50%	2022	—	417
VEON Holdings B.V.	Loan	None	RUB	CBR key rate + 1.85%	2022	—	404
VEON Holdings B.V.	Notes	None	USD	5.95%	2023	529	529
VEON Holdings B.V.	Revolving Credit Facility	None	USD	SOFR + 1.70%	2023	692	—
VEON Holdings B.V.	Notes	None	USD	7.25%	2023	700	700
VEON Holdings B.V.	Revolving Credit Facility	None	USD	SOFR + 1.70%	2023	363	—
VEON Holdings B.V.	Notes	None	USD	4.95%	2024	533	533
VEON Holdings B.V.	Notes	None	USD	4.00%	2025	1,000	1,000
VEON Holdings B.V.	Notes	None	RUB	6.30%	2025	284	269
VEON Holdings B.V.	Notes	None	RUB	6.50%	2025	143	135
VEON Holdings B.V.	Notes	None	RUB	8.13%	2026	284	269
VEON Holdings B.V.	Notes	None	USD	3.38%	2027	1,250	1,250
VEON Finance Ireland DAC	Loan	VEON Holdings	RUB	CBR key rate + 1.90% to 2.15%	2022	—	807*
VEON Finance Ireland DAC	Loan	VEON Holdings	RUB	10.10%	2022	—	404 *
PMCL	Loan	None	PKR	6M KIBOR + 0.35%	2022	—	24
PMCL	Loan	None	PKR	6M KIBOR + 0.55%	2026	212	272
PMCL	Loan	None	PKR	6M KIBOR + 0.55%	2028	66	85
PMCL	Loan	None	PKR	3M KIBOR + 0.60%	2031	221	57
PMCL	Loan	None	PKR	6M KIBOR + 0.60%	2032	132	—
PJSC Kyivstar	Loan	None	UAH	NBU Key rate + 3.00%	2022	—	61
PJSC Kyivstar	Loan	VEON Holdings	UAH	NBU Key rate + 3.50%	2022	—	47
PJSC Kyivstar	Loan	VEON Holdings	UAH	Treasury Bill Rate + 3.00%	2022	—	50
PJSC Kyivstar	Loan	None	UAH	10.15% to 11.00%	2023-2025	59	97
Banglalink	Loan	None	BDT	Average bank deposit rate + 4.25%	2022	—	46
Banglalink	Loan	None	BDT	Average bank deposit rate + 4.25%	2027	110	—

	Other bank loans and bonds					92	139

	Total bank loans and bonds					6,670	7,595

*During 2022 these loans were novated to PJSC VimpelCom and are part of Liabilities associated with assets held for sale.

Schedule of reconciliation of cash flows from financing activities
SIGNIFICANT CHANGES IN DEBT AND DERIVATIVES
Reconciliation of cash flows from financing activities

	Bank loans and bonds	Lease liabilities	Total

Balance as of January 1, 2021	7,758	1,913	9,671

Cash flows
Proceeds from borrowings, net of fees paid	2,081	—	2,081
Repayment of debt	(1,857)	(120)	(1,977)
Interest paid	(462)	(59)	(521)
Proceeds from borrowings relating to Russia discontinued operations	9	—	9
Repayment of debt relating to Russia discontinued operations	(272)	(217)	(489)
Interest paid relating to Russia discontinued operations	(10)	(88)	(98)

Non-cash movements
Interest and fee accruals	513	144	657
Lease additions, disposals, impairment and modifications	—	1,224	1,224
Held for sale - Note 10	—	(122)	(122)
Foreign currency translation	(68)	(8)	(76)
Other non-cash movements	(26)	—	(26)

Balance as of December 31, 2021	7,666	2,667	10,333

Cash flows
Proceeds from borrowings, net of fees paid	2,087	—	2,087
Repayment of debt	(1,479)	(140)	(1,619)
Interest paid	(419)	(70)	(489)

Non-cash movements
Interest and fee accruals	400	64	464
Lease additions, disposals, impairment and modifications	—	583	583
Held for sale - Note 10	(10)	(2,134)	(2,144)
Foreign currency translation	(416)	(155)	(571)
Reclassification related to bank loans and bonds	(1,064)	—	(1,064)
Other non-cash movements	(1)	(9)	(10)

Balance as of December 31, 2022	6,764	806	7,570

Schedule of hedge accounting with derivatives as hedging items
The following table sets out the Company’s hedging instruments designated as net investment hedges as of December 31:

Hedging instruments *	Designated rate	Excluded component	Hedged item	Currency	Aggregated designated nominal value of hedged items, million
					2022	2021

Foreign currency forward contracts	Forward	foreign currency basis spread	PJSC VimpelCom	RUB	—	6,986	**

* Refer to the Debt and Derivatives section above in this Note for information regarding the carrying amounts of the hedging instruments.
** Hedging instruments had a weighted average term to maturity of less than 1 year as of December 31, 2021.
The below table sets out the reconciliation of each component of equity and the analysis of other comprehensive income (all of which are attributable to the equity owners of the parent):

	Foreign currency translation reserve	Cost of hedging reserve **

As of January 1, 2021	(8,775)	1

Foreign currency revaluation of the foreign operations and other	(140)	—
Effective portion of foreign currency revaluation of the hedging instruments *	(18)	—
Change in fair value of foreign currency basis spreads	—	2
Amortization of time-period related foreign currency basis spreads	—	(3)

As of December 31, 2021	(8,933)	—

Foreign currency revaluation of the foreign operations	125	—
Effective portion of foreign currency revaluation of the hedging instruments *	—	—
Change in fair value of foreign currency basis spreads	—	—
Amortization of time-period related foreign currency basis spreads	—	—
Other movements in foreign currency translation reserve	—	—

As of December 31, 2022	(8,808)	—
* Amounts represent the changes in fair value of the hedging instruments and closely approximate the changes in value of the hedged items used to recognize hedge ineffectiveness.
** Movements in the cost of hedging reserve are included within "Other" in respective section of statement of other comprehensive income.